SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Change in Accounting Estimate [Line Items]
Accumulated amortization	straight-line method
Impairment charges	$ 0	$ 0
Advance from customers
Intangible Assets, Amortization Period [Member]
Change in Accounting Estimate [Line Items]
Estimated useful lives (in years)	10 years